Equity	11 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity	Equity Reverse stock split
In conjunction with the Company’s Redomiciliation, the Company acquired all of the outstanding ordinary shares of Summit Therapeutics, plc on the basis of one share of the Company’s common stock for every 5 ordinary shares outstanding, which had the effect of a 1-for-5 reverse stock split. On the effective date of the Redomiciliation, the number of outstanding shares was reduced from 335.9 million to 67.2 million. All share and per share amounts in these consolidated financial statements and related notes for periods prior to the Redomiciliation have been retroactively adjusted to reflect the effect of the exchange ratio.

Common stock and warrants

On December 24, 2019, the Group completed an equity placing, issuing 35,075,690 new shares of common stock at a price of $1.43 to existing investors. Total gross proceeds of $50.0 million were raised and directly attributable transaction costs $0.9 million were incurred. All new shares of common stock rank pari passu with existing shares of common stock.

As part of the equity placing, the participating investors were granted warrants with the right to subscribe for 26,306,765 new shares of common stock at an exercise price of $1.45, exercisable any time in the period commencing on the date falling six months following December 24, 2019 and ending on the tenth anniversary of admission. Each warrant entitles the warrant holder to subscribe in cash for one share. Shares of common stock allotted pursuant to the exercise of the warrant will rank in full for all dividends and other distributions with a record date after the exercise date with the shares of common stock in issue at that date. The Group has the option to require the warrant holder to exercise some or all of the outstanding warrants after the third anniversary date if the ten-day volume weighted average price of the shares of common stock as reported on Nasdaq represents a premium of at 50 percent to the exercise price. The warrants are classified within shareholders’ equity as they are indexed to our own shares of common stock and require settlement in our shares of common stocks with no provision for any cash settlement.

No dividends were paid or declared in the eleven months ended December 31, 2019 and year ended January 31, 2019 and 2018.
Accumulated Other Comprehensive Loss

The following table summarizes the changes in accumulated other comprehensive loss:

(in thousands)	Currency translation adjustment
Balance, January 31, 2019	$(4,767)
Other comprehensive income	47
Balance, December 31, 2019	(4,720)

Balance, January 31, 2018	$(4,347)
Other comprehensive loss	(420)
Balance, January 31, 2019	$(4,767)

Balance, January 31, 2017	$(3,033)
Other comprehensive loss	(1,314)
Balance, January 31, 2018	$(4,347)